Consolidated Statements of Cash Flows - Supplemental Disclosure	12 Months Ended
Dec. 31, 2019
Consolidated Statements of Cash Flows - Supplemental Disclosure
Consolidated Statements of Cash Flows - Supplemental Disclosure

Note 25. Consolidated Statements of Cash Flows – Supplemental Disclosure

Interest paid and received, dividends received and income taxes paid are classified as operating activities. Dividends paid are classified as financing activities. Income taxes paid include the payments of advance tax prepayments and are net of tax cash refunds.

There are no circumstances in which cash and cash equivalents held by an entity are not available for use by the Group other than amounts presented as restricted cash. See "Currency Risk" in Note 27.

Consolidated cash flows statement – reconciliation of liabilities arising from financing activities

Year ended December 31:	2019	2018	2017
Bond payables, opening balance	$—	$—	$—
Cash flows	35,433	—	—
Non-cash changes:
Accretion	533	—	—
Cumulative translation adjustments	(548)	—	—
Bond payables, ending balance (see Note 16)	$35,418	$—	$—

Year ended December 31:	2019	2018	2017
Lease liabilities, opening balance	$—	$—	$—
Cash flows	(943)	—	—
Non-cash changes:
Initial adoption of IFRS 16	2,911	—	—
Additions	1,583	—	—
Dispositions of subsidiaries	(487)	—	—
Accretion	71	—	—
Termination	(1,809)	—	—
Cumulative transaction adjustments	(130)	—	—
Lease liabilities, ending balance (see Note 15)	$1,196	$—	$—

Years ended December 31:	2019	2018	2017
Bank debt, opening balance	$—	$43,733	$116,813
Cash flows	—	—	(42,253)
Non-cash changes:
Dispositions of subsidiaries	—	(45,465)	(34,996)
Accretion	—	94	187
Rollover of interest expenses into principal	—	286	—
Cumulative translation adjustments	—	1,352	3,982
Bank debt, ending balance	$—	$—	$43,733

Non-cash transactions

Non-cash transactions during the year ended December 31, 2019: (1) a subsidiary of the Group settled liabilities of $1,128 by delivering shares of one of its subsidiaries; and (2) the acquisition of a noncontrolling interest in the aforementioned subsidiary by an offset of a receivable of $390.

Non-cash transactions during the year ended December 31, 2018: (1) a non-cash settlement loss of $5,600 which represented the carrying amounts of assets that the Group contributed under a court-approved settlement agreement (see Note 19); and (2) the deconsolidation of a subsidiary resulting in recognition of a long-term non-interest bearing loan payable of $3,645 (see Note 29).

Non-cash transactions during the year ended December 31, 2017: (1) sale of the shares of a non-core Latin America focused commodities trading subsidiary to a company controlled by the former President of the Company (see Note 26); (2) dispositions of subsidiaries (see Note 29); (3) offsetting of a payable of $12,264 due to a former subsidiary against a receivable due from the same entity; (4) redemption of preferred shares of $52,299 in a subsidiary held by the former subsidiary in an exchange of trade receivables with a fair value of $52,299;  and (5) offsetting of long-term deposit liabilities of $545 against finance lease receivables.